Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities [Abstract]
Schedule of other liabilities
	December 31,	December 31,
	2017	2016
Interest payable	$4,220,626	$332,178
Accruals	97,591	446,253
Other payables	297,802	218,206
Long-term debt	4,337,633	2,879,865
	$8,953,652	$3,876,502